INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of inventories	Inventories consist of the following:
	September 30, 2016	December 31, 2015
Raw materials	$14,067	$72,287
Work in process	-	-
Finished goods	10,236	105,205
Total Inventories	$24,303	$177,492
Inventories consist of the following:
	December 31, 2015	December 31, 2014
Raw materials	$72,287	$52,045
Finished goods	105,205	58,908
Total Inventories	$177,492	$110,953
Inventories consist of the following:
	December 31,
	2014	2013
Raw materials	$52,045	$-
Finished goods	58,908	-
Total Inventories	$110,953	$-